UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21241

RMR REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Thomas Perugini

State Street Bank and Trust Company

One Federal Street, 8th Floor

Boston, Massachusetts 02110

Thomas Reyes, Esq.

State Street Bank and Trust Company

One Federal Street, 9th Floor

Boston, Massachusetts 02110

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

RMR Real Estate Fund

Portfolio of Investments – March 31, 2006 (unaudited)

Company	Shares	Value
Common Stocks – 101.6%
Real Estate Investment Trusts – 93.5%
Apartments – 8.1%
Apartment Investment & Management Co.	30,100	$1,411,690
Associated Estates Realty Corp.	106,400	1,197,000
BNP Residential Properties, Inc.	200,000	3,360,000
GMH Communities Trust	16,000	186,240
Home Properties, Inc.	65,200	3,331,720
Post Properties, Inc.	5,000	222,500
		9,709,150
Diversified – 24.0%
Bedford Property Investors, Inc.	62,100	1,672,353
Colonial Properties Trust	117,900	5,910,327
Commercial Net Lease Realty	309,500	7,211,350
Centracore Properties Trust	12,000	300,600
Cousins Properties, Inc.	300	10,029
Crescent Real Estate Equities Co.	371,000	7,816,970
Lexington Corporate Properties Trust	223,000	4,649,550
Liberty Property Trust	13,000	613,080
Newkirk Realty Trust, Inc.	8,000	144,720
Spirit Finance Corp.	17,500	213,500
Washington Real Estate Investment Trust	4,000	145,280
		28,687,759
Health Care – 12.0%
Cogdell Spencer, Inc.	15,000	319,800
Health Care Property Investors, Inc.	15,080	428,272
Health Care REIT, Inc.	158,600	6,042,660
Healthcare Realty Trust, Inc.	9,200	343,896
Medical Properties Trust, Inc.	60,900	657,720
Nationwide Health Properties, Inc.	253,600	5,452,400
OMEGA Healthcare Investors, Inc.	83,200	1,166,464
		14,411,212
Hospitality – 0.6%
Eagle Hospitality Properties Trust, Inc.	60,000	604,800
Hersha Hospitality Trust	2,000	19,580
Highland Hospitality Corp.	7,000	88,970
		713,350
Industrial – 7.3%
AMB Property Corp.	3,000	162,810
EastGroup Properties, Inc.	4,500	213,480
First Industrial Realty Trust, Inc.	196,640	8,394,562
		8,770,852
Manufactured Homes – 2.2%
Sun Communities, Inc.	73,900	2,612,365

Mortgage – 0.2%
American Mortgage Acceptance Co.	16,400	263,220

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Office – 17.5%
Arden Realty, Inc.	84,600	$3,817,998
Brandywine Realty Trust	2,000	63,520
Equity Office Properties Trust	182,000	6,111,560
Glenborough Realty Trust, Inc.	293,000	6,372,750
Highwoods Properties, Inc.	85,000	2,867,050
Maguire Properties, Inc.	46,000	1,679,000
		20,911,878
Retail – 14.1%
CBL & Associates Properties, Inc.	12,000	509,400
Feldman Mall Properties, Inc.	1,000	12,250
Glimcher Realty Trust	88,400	2,510,560
Heritage Property Investment Trust	200,000	7,918,000
New Plan Excel Realty Trust	152,280	3,950,143
Realty Income Corp.	4,000	96,840
Taubman Centers, Inc.	6,000	250,020
The Macerich Co.	5,000	369,750
The Mills Corp.	45,100	1,262,800
Urstadt Biddle Properties	3,000	54,000
		16,933,763
Specialty – 5.1%
Getty Realty Corp.	32,600	948,660
Trustreet Properties, Inc.	337,200	5,122,068
		6,070,728
Storage – 2.4%
Extra Space Storage, Inc.	880	15,127
Sovran Self Storage, Inc.	50,000	2,760,000
U-Store-It Trust	5,000	100,750
		2,875,877
Total Real Estate Investment Trusts (Cost $93,354,518)		111,960,154
Other – 8.1%
Alesco Financial Trust (a)(b)	500,000	5,000,000
American Capital Strategies, Ltd.	35,000	1,230,600
Iowa Telecommunication Services, Inc.	55,500	1,058,940
Panamsat Holding Corp.	54,100	1,342,762
Seaspan Corp.	48,200	1,020,394
Total Other (Cost $9,007,094)		9,652,696
Total Common Stocks (Cost $102,361,612)		121,612,850
Preferred Stocks – 35.8%
Real Estate Investment Trusts – 35.8%
Apartments – 2.0%
Apartment Investment & Management Co., Series G	32,800	858,376
Apartment Investment & Management Co., Series T	60,000	1,515,000
		2,373,376
Diversified – 1.5%
Colonial Properties Trust, Series D	10,000	260,000
Colonial Properties Trust, Series E	62,910	1,577,154
		1,837,154

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks – continued
Health Care – 7.3%
LTC Properties, Inc., Series F	160,000	$4,026,400
OMEGA Healthcare Investors Inc., Series D	160,000	4,159,200
Windrose Medical Properties Trust, Series A *	20,000	522,000
		8,707,600
Hospitality – 13.4%
Ashford Hospitality Trust, Series A	107,900	2,751,450
Eagle Hospitality Properties Trust, Inc., Series A	28,000	703,220
Equity Inns, Inc., Series B	34,000	874,650
FelCor Lodging Trust, Inc., Series A *	83,000	2,075,000
FelCor Lodging Trust, Inc., Series C	49,200	1,230,984
Innkeepers USA Trust, Series C	120,000	2,974,800
Strategic Hotels & Resorts, Inc., Series B	54,500	1,370,675
Winston Hotels, Inc., Series B	160,000	4,000,000
		15,980,779
Manufactured Homes – 5.1%
Affordable Residential Communities, Series A	280,000	6,134,800

Mortgage – 3.0%
New Century Financial Corp., Series A	20,000	491,000
RAIT Investment Trust, Series A	125,000	3,036,250
		3,527,250
Office – 0.7%
Alexandria Real Estate Equities, Inc., Series B	5,000	127,000
Kilroy Realty Corp., Series F	30,000	746,100
		873,100
Retail – 2.8%
CBL & Associates Properties, Inc., Series B	20,000	1,018,200
Glimcher Realty Trust, Series F	20,000	510,000
Glimcher Realty Trust, Series G	50,000	1,265,000
The Mills Corp., Series E	7,100	160,105
The Mills Corp., Series G	17,000	362,100
		3,315,405
Total Preferred Stocks (Cost $42,159,668)		42,749,464

Short-Term Investments – 3.6%
Other Investment Companies – 3.6%
SSgA Money Market Fund, 4.30%(c) (Cost $4,357,570)	4,357,570	4,357,570
Total Investments – 141.0% (Cost $148,878,850) (d)		168,719,884
Other assets less liabilities – 0.8%		980,165
Preferred Shares, at liquidation preference – (41.8)%		(50,000,000)
Net Assets applicable to common shareholders – 100%		$119,700,049

Notes to Portfolio of Investments
*	Convertible into common stock.
(a)	Non-income producing security. The first quarterly cash distribution was declared on April 19, 2006.
(b)	144A securities. Securities restricted for resale to qualified institutional buyers.
(c)	Rate reflects 7 day yield as of March 31, 2006.
(d)

Although subject to adjustments to the extent 2006 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2006, are as follows:

Cost	$148,878,850

Gross unrealized appreciation	$21,221,319
Gross unrealized depreciation	(1,380,285)
Net unrealized appreciation	$19,841,034

Reference should be made to the Fund’s financial statements for the year ended December 31, 2005, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 4, 2006

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 4, 2006